Other income and expenses	12 Months Ended
Dec. 31, 2022
Other Income And Expenses
Other income and expenses

10.	Other income and expenses

	2022	2021	2020
Unscheduled stoppages and pre-operating expenses	(1,834)	(1,362)	(1,441)
Losses with legal, administrative and arbitration proceedings	(1,362)	(740)	(493)
Pension and medical benefits - retirees (*)	(1,015)	(1,467)	889
Performance award program	(547)	(469)	(439)
Losses with commodities derivatives	(256)	(79)	(308)
Gains (losses) on decommissioning of returned/abandoned areas	(225)	99	(342)
Operating expenses with thermoelectric power plants	(150)	(88)	(133)
Profit sharing	(131)	(125)	(7)
Institutional relations and cultural projects	(103)	(96)	(83)
Health, safety and environment	(80)	(79)	(75)
Transfer of rights on concession agreements	-	363	84
Recovery of taxes (**)	68	561	1,580
Amounts recovered from Lava Jato investigation	96	235	155
Results of non-core activities	168	170	182
Fines imposed on suppliers	228	163	95
Government grants	471	154	10
Early termination and changes to cash flow estimates of leases	629	545	276
Reimbursements from E&P partnership operations	683	485	912
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control	1,144	1,941	499
Results from co-participation agreements in bid areas (***)	4,286	631	-
Others	(248)	(189)	(363)
Total	1,822	653	998
(*)	In 2022, it includes US$ 67 referring to the payment of a contribution as provided for in the Pre-70 Term of Financial Commitment (TFC) for the administrative funding of the PPSP-R pre-70 and PPSP-NR pre-70 plans.
(**)	In 2021 and 2020, it includes the effects of the exclusion of ICMS (VAT tax) from the basis of calculation of sales taxes PIS and COFINS, except for the effects of inflation indexation.
(***)	For 2022, it mainly refers to the gain related to the agreement of Atapu and Sépia fields (see note 24.3). For 2021, it refers to the agreement of Buzios field.